Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common shares	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained earnings	Noncontrolling interest
Beginning Balances at Dec. 31, 2010	$ 670,567	$ 483	$ 181,602	$ (52)	$ 401,849	$ 86,685
Beginning Balances (in shares) at Dec. 31, 2010		48,318,058
Dividends to shareholders ($1.85, $1.63 and $1.28 per common share in 2013, 2012 and 2011)	(62,549)				(62,549)
Restricted share units vested (in shares)		274,172
Restricted share units vested		3	(3)
Exercise of share options (in shares)	358,884	358,884
Exercise of share options	6,065	4	6,061
Long-term incentive compensation expense	6,177		6,177
Tax benefit from share options exercised and restricted share units vested	3,633		3,633
Capital restructuring	(144,832)		(43,010)			(101,822)
Capital contributions from noncontrolling interest	1,823					1,823
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	189,606				189,606
Net income (loss) attributable to noncontrolling interest	14,412					14,412
Foreign currency translation adjustments	24			24
Total comprehensive income	204,042
Ending Balances at Dec. 31, 2011	684,926	490	154,460	(28)	528,906	1,098
Ending Balances (in shares) at Dec. 31, 2011		48,951,114
Dividends to shareholders ($1.85, $1.63 and $1.28 per common share in 2013, 2012 and 2011)	(83,473)				(83,473)
Restricted share units vested (in shares)		376,315
Restricted share units vested		4	(4)
Exercise of share options (in shares)	302,100	302,100
Exercise of share options	4,669	3	4,666
Issuance of common shares in public offering, net of offering costs (in shares)		6,125,000
Issuance of common shares in public offering, net of offering costs	184,839	61	184,778
Long-term incentive compensation expense	7,968		7,968
Tax benefit from share options exercised and restricted share units vested	2,580		2,580
Capital contributions from noncontrolling interest	12,007					12,007
Acquisition of TAP Funding Ltd.	27,412					27,412
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950				206,950
Net income (loss) attributable to noncontrolling interest	(1,887)					(1,887)
Foreign currency translation adjustments	142			142
Total comprehensive income	205,205
Ending Balances at Dec. 31, 2012	1,046,133	558	354,448	114	652,383	38,630
Ending Balances (in shares) at Dec. 31, 2012		55,754,529
Dividends to shareholders ($1.85, $1.63 and $1.28 per common share in 2013, 2012 and 2011)	(104,199)				(104,199)
Restricted share units vested (in shares)		488,860
Restricted share units vested		4	(4)
Exercise of share options (in shares)	207,191	207,191
Exercise of share options	3,617	2	3,615
Long-term incentive compensation expense	5,694		5,694
Tax benefit from share options exercised and restricted share units vested	2,444		2,444
Capital contributions from noncontrolling interest	2,476					2,476
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	182,809				182,809
Net income (loss) attributable to noncontrolling interest	6,565					6,565
Foreign currency translation adjustments	(45)			(45)
Total comprehensive income	189,329
Ending Balances at Dec. 31, 2013	$ 1,145,494	$ 564	$ 366,197	$ 69	$ 730,993	$ 47,671
Ending Balances (in shares) at Dec. 31, 2013		56,450,580